Integration, Transaction and Other Costs	12 Months Ended
Dec. 31, 2023
Integration Costs [Abstract]
Integration, Transaction and Other Costs

5. ACQUISITIONS
A) BP-Husky Refining LLC
i) Summary of the Acquisition
On February 28, 2023, Cenovus acquired the remaining 50 percent interest in Toledo from bp (the “Toledo Acquisition”). The Toledo Acquisition provides Cenovus full ownership and operatorship of the refinery, and further integrates Cenovus’s heavy oil production and refining capabilities. Total consideration for the Toledo Acquisition was US$378 million (C$514 million) in cash, including cost of working capital.
The Toledo Acquisition was accounted for using the acquisition method pursuant to IFRS 3. Under the acquisition method, assets and liabilities are recorded at fair value on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess of consideration given over the fair value of the net assets acquired, if any, is recorded as goodwill.
ii) Identifiable Assets Acquired and Liabilities Assumed
The final purchase price allocation was based on Management’s best estimate of fair value and was retrospectively adjusted to reflect items identified with new information obtained between February 28, 2023, and December 31, 2023, about conditions that existed at the acquisition date. Changes to identifiable assets acquired and liabilities assumed includes increases to PP&E of $96 million, partially offset by decreases of $66 million to inventories, $3 million to other liabilities and $1 million to accounts payable and accrued liabilities. The impact to DD&A as a result of these measurement period adjustments was not material and prior quarters have not been restated to reflect the impact of the measurement period adjustments.
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

As at	February 28, 2023
100 Percent of the Identifiable Assets Acquired and Liabilities Assumed
Cash	69
Accounts Receivable and Accrued Revenues	3
Inventories	387
Property, Plant and Equipment	770
Right-of-Use Assets	33
Other Assets	10
Accounts Payable and Accrued Liabilities	(139)
Lease Liabilities	(33)
Decommissioning Liabilities	(5)
Other Liabilities	(73)
Total Identifiable Net Assets	1,022
The fair value and gross contractual amount of acquired accounts receivable and accrued revenues was $3 million, all of which was collected.
iii) Goodwill

As at	February 28, 2023
Total Purchase Consideration	514
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo	508
Fair Value of Identifiable Net Assets	(1,022)
Goodwill	—
Fair Value of Pre-Existing 50 Percent Ownership Interest in BP-Husky Refining LLC
Prior to the Toledo Acquisition, Toledo was jointly controlled with bp and met the definition of a joint operation under IFRS 11. Subsequent to the Toledo Acquisition, Cenovus controls Toledo, as defined under IFRS 10, and, accordingly Toledo was consolidated. As required by IFRS 3, when an acquirer achieves control in stages, the previously held interest is re-measured to fair value at the acquisition date with any gain or loss recognized in net earnings (loss).
The acquisition-date fair value of the previously held interest was estimated to be $508 million and the net carrying value of Toledo assets was $554 million. Cenovus recognized a non-cash revaluation loss of $34 million ($23 million, after tax) on the re-measurement of its pre-existing interest in Toledo to fair value, net of $12 million in associated cumulative foreign currency translation adjustments.
iv) Transaction Costs
For the year ended December 31, 2023, transaction costs of $11 million (2022 – $9 million), were recognized in the Consolidated Statements of Earnings (Loss).
v) Revenue and Profit Contribution
The acquired business contributed revenues of $4.1 billion and a net loss of $85 million for the period from February 28, 2023, to December 31, 2023. On September 20, 2022, an incident occurred at the Toledo Refinery, resulting in the shutdown of the facility. The Toledo Refinery returned to full operations in June 2023. If the closing of the Toledo Acquisition had occurred on January 1, 2023, Cenovus’s consolidated pro forma revenues and net earnings for the year ended December 31, 2023, would be $52.2 billion and $4.0 billion, respectively. These amounts were calculated using results from the acquired business, adjusting them for:
•Additional DD&A that would be charged assuming the fair value adjustments to PP&E had applied from January 1, 2023.
•Additional accretion on the decommissioning liabilities if they had been assumed on January 1, 2023.
•The consequential tax effects.
This pro forma information is not necessarily indicative of the results that would be obtained if the Toledo Acquisition had actually occurred on January 1, 2023.
B) Sunrise Oil Sands Partnership
i) Summary of the Acquisition
On August 31, 2022, Cenovus closed a transaction with bp Canada to purchase the remaining 50 percent interest in SOSP, in northern Alberta (the “Sunrise Acquisition”). It provided Cenovus with full ownership and further enhanced Cenovus’s core strength in the oil sands. The Sunrise Acquisition was accounted for using the acquisition method pursuant to IFRS 3.
The following table summarizes the fair value of total consideration:

As at	August 31, 2022
Cash, Net of Closing Adjustments	394
Bay Du Nord	40
Variable Payment	600
Total Consideration	1,034
Cenovus agreed to make quarterly variable payments to bp Canada for up to two years subsequent to August 31, 2022, if crude oil prices exceed a specified threshold. The maximum cumulative variable payment is $600 million.
ii) Identifiable Assets Acquired and Liabilities Assumed

As at	August 31, 2022
100 Percent of the Identifiable Assets Acquired and Liabilities Assumed
Cash	9
Accounts Receivable and Accrued Revenues	164
Inventories	88
Property, Plant and Equipment	3,218
Accounts Payable and Accrued Liabilities	(313)
Income Tax Payable	(39)
Decommissioning Liabilities	(48)
Deferred Income Tax Liabilities	(486)
Total Identifiable Net Assets	2,593
iii) Goodwill

As at	August 31, 2022
Total Purchase Consideration	1,034
Fair Value of Pre-Existing 50 Percent Ownership Interest in SOSP	1,559
Fair Value of Identifiable Net Assets	(2,593)
Goodwill	—
Fair Value of Pre-Existing 50 Percent Ownership Interest in Sunrise Oil Sands Partnership
Prior to the Sunrise Acquisition, Cenovus’s 50 percent interest in SOSP was jointly controlled with bp Canada and met the definition of a joint operation under IFRS 11. Subsequent to the Sunrise Acquisition, Cenovus controls SOSP, as defined under IFRS 10 and, accordingly SOSP has been consolidated. The acquisition-date fair value of the previously held interest was estimated to be $1.6 billion. The net carrying value of the SOSP assets was $960 million, including previously recorded goodwill (see Note 23). As a result, Cenovus recognized a non-cash revaluation gain of $599 million ($457 million, after-tax) on the re-measurement of its pre-existing interest in SOSP to fair value.
iv) Transaction Costs
For the year ended December 31, 2022, transaction costs of $2 million were recognized in the Consolidated Statements of Earnings (Loss).

8. INTEGRATION, TRANSACTION AND OTHER COSTS

For the years ended December 31,	2023	2022
Integration Costs (1)	46	95
Transaction Costs (Note 5)	11	11
Other (2)	28	—
	85	106
(1)For the year ended December 31, 2023, integration costs includes $46 million related to the Toledo Acquisition (2022 – $5 million related to the Toledo Acquisition and $90 million related to the Husky Arrangement).
(2)Includes costs related to modernizing and replacing certain information technology systems, optimizing business processes and standardizing data across the Company.